FAIR VALUE MEASUREMENTS - Assets measured on recurring basis (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Assets
Level 1 to Level 2 transfer	$ 0	$ 0	$ 0	$ 0
Level 2 to Level 1 transfer	0	0	0	0
Transfer into Level 3	0	0	0	0
Transfer out of Level 3	0	0	0	0
Movement in Level 3 liabilities measured at fair value
Balance at beginning of period	93,328,000	$ 0	0
Changes in fair value	56,576,000
Exercise of private placement warrants	(149,904,000)
Balance at end of period			93,328,000	0
Level 3
Movement in Level 3 assets measured at fair value
Balance at beginning of year	3,000,000
Changes in fair value	25,000
Balance at end of year	3,025,000		3,000,000
Additions			3,000,000
Recurring
Assets
Total assets	571,961,000		597,753,000	150,209,000
Total liabilities			93,328,000
Recurring | Private Placement Warrants
Assets
Total liabilities			93,328,000
Recurring | Money market funds
Assets
Total assets	413,089,000		407,512,000	40,454,000
Recurring | Commercial paper
Assets
Total assets	89,835,000		119,285,000	19,938,000
Recurring | Corporate bonds
Assets
Total assets	61,012,000		47,959,000	48,010,000
Recurring | U.S Treasury securities
Assets
Total assets	5,000,000		19,997,000
Recurring | Other investments
Assets
Total assets	3,025,000		3,000,000
Recurring | Assetbacked securities
Assets
Total assets				16,806,000
Recurring | Repurchase agreements
Assets
Total assets				25,001,000
Recurring | Level 1
Assets
Total assets	418,089,000		427,509,000	40,454,000
Recurring | Level 1 | Money market funds
Assets
Total assets	413,089,000		407,512,000	40,454,000
Recurring | Level 1 | U.S Treasury securities
Assets
Total assets	5,000,000		19,997,000
Recurring | Level 2
Assets
Total assets	150,847,000		167,244,000	109,755,000
Recurring | Level 2 | Commercial paper
Assets
Total assets	89,835,000		119,285,000	19,938,000
Recurring | Level 2 | Corporate bonds
Assets
Total assets	61,012,000		47,959,000	48,010,000
Recurring | Level 2 | Assetbacked securities
Assets
Total assets				16,806,000
Recurring | Level 2 | Repurchase agreements
Assets
Total assets				$ 25,001,000
Recurring | Level 3
Assets
Total assets	3,025,000		3,000,000
Total liabilities			93,328,000
Recurring | Level 3 | Private Placement Warrants
Assets
Total liabilities			93,328,000
Recurring | Level 3 | Other investments
Assets
Total assets	$ 3,025,000		$ 3,000,000